ACQUISITIONS AND DIVESTITURES (Tables)	3 Months Ended
Mar. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Disposal Groups, Including Discontinued Operations
The following tables present the results of the Fresh Vegetables division as reported in income (loss) from discontinued operations, net of income taxes, in the condensed consolidated statements of operations and the carrying value of assets and liabilities as presented within assets and liabilities held for sale in the condensed consolidated balance sheets.

	Three Months Ended
	March 31, 2025	March 31, 2024

	(U.S. Dollars in thousands)
Revenues, net	$244,993	$290,290
Cost of sales	(225,587)	(261,530)
Gross profit	19,406	28,760
Selling, marketing, general and administrative expenses	(10,626)	(11,517)
Transaction and other operating costs	(123)	(455)
Loss on asset sales	—	(221)
Operating income from discontinued operations	8,657	16,567
Other income, net	499	9
Net interest income (expense)[1]	39	(1,437)
Income from discontinued operations before income taxes	9,195	15,139
Loss on classification as held for sale before income taxes	(10,214)	—
Total (loss) income from discontinued operations before income taxes	(1,019)	15,139
Income tax benefit (expense)	784	(21,281)
Loss from discontinued operations attributable to noncontrolling interests	265	91
Income (loss) from discontinued operations, net of income taxes	$30	$(6,051)
[1] Net interest income presented within discontinued operations is net of interest expense.

	March 31, 2025	December 31, 2024

ASSETS	(U.S. Dollars in thousands)
Cash and cash equivalents	$1,644	$1,702
Current receivables, net[1]	9,289	12,721
Inventories, net	33,954	32,259
Prepaid expenses and other current assets	5,045	6,724
Property, plant and equipment, net	250,328	248,545
Operating lease right-of-use assets	116,189	115,917
Other noncurrent assets	17,489	19,060
Loss recognized on classification as held for sale	(115,100)	(104,886)
Total Fresh Vegetables assets held for sale	$318,838	$332,042
Fresh Vegetables current assets held for sale	318,838	332,042
Fresh Vegetables non-current assets held for sale	—	—
Total Fresh Vegetables assets held for sale	$318,838	$332,042
LIABILITIES
Accounts payable	$52,759	$61,646
Accrued and other current liabilities	52,988	75,185
Operating lease liabilities	66,043	70,541
Deferred income tax liabilities	18,715	19,783
Other long-term liabilities	15,902	17,514
Total Fresh Vegetables liabilities held for sale	$206,407	$244,669
Fresh Vegetables current liabilities held for sale	206,407	244,669
Fresh Vegetables non-current liabilities held for sale	—	—
Total Fresh Vegetables liabilities held for sale	$206,407	$244,669
[1]Fresh Vegetables currently sells its trade receivables under the facility with recourse provisions described in Note 8 “Receivables and Allowances for Credit Losses.” Upon exiting the Fresh Vegetables business, Fresh Vegetables’ position under the facility will be settled and these receivables will be included within the disposal group. As of March 31, 2025 and December 31, 2024, total Fresh Vegetables receivables sold under the facility with recourse provisions was $61.0 million and $62.2 million, respectively.